Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 49,328	$ 43,281
Accumulated depreciation and amortization	(17,348)	(10,633)
Property and equipment, net	31,980	32,648
Depreciation expense	6,700	6,100	$ 3,700
Leasehold Improvements [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	26,076	23,744
Furniture, Fixtures and Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	2,669	2,346
Medical Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	11,003	8,811
Computer Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	3,115	2,713
Signs [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	129	117
Automobiles [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	69	69
Software [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	4,834	4,036
Construction-in-Progress [Member]
Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 1,433	$ 1,445